Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 186,445,000.00
Total Fee Amount	25,748.05
Total Offset Amount	0.00
Net Fee	$ 25,748.05
Offering Table N/A
Offset Table N/A	N/A